Subsequent Events (Details) - USD ($)															12 Months Ended
		Oct. 21, 2026	Sep. 25, 2026	Sep. 16, 2026	Sep. 14, 2026	Sep. 09, 2026	Sep. 07, 2026	Sep. 05, 2026	Aug. 14, 2026	Aug. 05, 2026	Jul. 06, 2026	Jun. 05, 2026	Jun. 04, 2026	May 12, 2026	Jun. 30, 2026	Aug. 31, 2026	Jul. 17, 2026	Jul. 08, 2026	Jun. 30, 2025
Subsequent Events [Line Items]
Percentage of total voting power															91.80%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Voting rights															one
Ordinary shares, shares issued	[1]														57,510				34,416
Ordinary shares, shares outstanding	[1]														57,510				34,416
Ordinary shares, shares authorized	[1]														3,200,000,000				3,200,000,000
Ordinary shares, par value (in Dollars per share)	[1]														$ 0.0625				$ 0.0625
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Voting rights															100
Ordinary shares, shares issued	[1]														206,598				206,598
Ordinary shares, shares outstanding	[1]														206,598				206,598
Ordinary shares, shares authorized	[1]														20,000,000,000				20,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]														$ 0.0025				$ 0.0025
Percentage of total voting power															91.80%
Class B Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Voting rights												100
Class B Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Voting rights												30
Class B Ordinary Shares [Member] | Beverly Holding Limited [Member]
Subsequent Events [Line Items]
Number of aggregate units purchased															1,625,000
Class B Ordinary Shares [Member] | Subscription Agreement [Member]
Subsequent Events [Line Items]
Number of aggregate shares subscribe													650,000	650,000
Subscription price per share													$ 3	$ 3
Aggregate subscription amount													$ 1,950,000	$ 1,950,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of aggregate units purchased											320,000
Warrants exercise											$ 21.725
Aggregate subscription amount																	$ 650,000
Gross proceeds		$ 19,500,000									$ 6,320,000
Maximum Aggregate Offering Price									$ 200,000,000
Minimum Bid Price								$ 1
Estimated Offering Expenses Payable		$ 19,430,000
Subsequent Event [Member] | June 2026 subscription agreement [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Price per share of purchased units																$ 3
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Issuance of shares				203,502	203,502	5,087,548				640,000
Ordinary shares, authorized for issuance						5,087,548
Number of shares issued and outstanding								25
Ordinary shares, shares issued								1
Ordinary shares, shares outstanding								1
Additional ordinary shares								34,874
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued								31,301,288
Ordinary shares, shares outstanding								31,301,288
Ordinary shares, shares authorized								80,000,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0625
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued								1,252,052
Ordinary shares, shares outstanding								1,252,052
Ordinary shares, shares authorized								3,200,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0025
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Audit Committee [Member]
Subsequent Events [Line Items]
Subscription price per share																$ 0.4
Subsequent Event [Member] | Class A Ordinary Shares [Member] | 2026 Stock Incentive Plan [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized for issuance						203,502
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Zero Exercise Price Option [Member]
Subsequent Events [Line Items]
Number of aggregate units purchased											640,000
Issuance of shares											2
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of aggregate units purchased		15,000,000	1,625,000
Price per share of purchased units		$ 1.3
Subsequent Event [Member] | Class B Ordinary Shares [Member] | New Subscription Agreement [Member]
Subsequent Events [Line Items]
Number of aggregate units purchased							1,625,000
Subscription price per share							$ 0.4
Aggregate subscription amount							$ 650,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Price per share of purchased units											$ 19.75
Subsequent Event [Member] | Warrant [Member] | Zero Exercise Price Option [Member]
Subsequent Events [Line Items]
Number of warrants entitle the holders to receive																		320,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and share consolidations as described in Note 13.